Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended				12 Months Ended
	Dec. 14, 2020	Aug. 05, 2020	Jul. 07, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 20, 2019	Aug. 31, 2020	Jul. 31, 2020	Feb. 28, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020	Apr. 30, 2019
Statement Line Items [Line Items]
Number of shares issued as direct offering						3,478,261									191,650
Purchase price of shares						$ 1.29	$ 1.50
Warrants issued	2,331,000			945,000	28,144	2,608,696
Warrants exercise price	$ 7.10			$ 4.70	$ 1.07	$ 1.20	$ 1.65
Issuance of common shares and warrants			$ 12,000				$ 4,988					$ 23,500	$ 4,988
Transaction costs			$ 1,420				$ 786	$ 24,933	$ 24,933	$ 24,933	$ 24,933	$ 2,767	$ 795
Number of stock sold during period							3,325,000
Warrant expiration term							5 years
Unregistered Investor Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering								9,320,907			3,325,000			2,608,696
Unregistered Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering								869,952						243,478
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering		12,427,876					3,325,000
Purchase price of shares		$ 0.56325
Issuance of common shares and warrants		$ 7,000					$ 4,988
Securities Purchase Agreement [Member] | Unregistered Warrants [Member]
Statement Line Items [Line Items]
Warrants issued		9,320,907
Warrants exercise price		$ 0.47
Warrant exercisable term description		Five and one-half years
Placement Agent [Member]
Statement Line Items [Line Items]
Warrants issued						243,478
Warrants exercise price						$ 1.62
Placement Agent [Member] | Securities Purchase Agreement [Member] | Unregistered Warrants [Member]
Statement Line Items [Line Items]
Warrants issued		869,952
Warrants exercise price		$ 0.7040625
Issuance of common shares and warrants		$ 7,000
Warrants expiry date		Aug. 03, 2025
Transaction costs		$ 327